Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 897,921,000.00
Previously Paid Amount	0.00
Total Fee Amount	124,002.89
Total Offset Amount	0.00
Net Fee	$ 124,002.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false